Marketable Securities - Summary of Additional Information About Marketable Equity Securities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Additional Information About Marketable Securities [Line Items]
Beginning Equity Securities		$ 1,070,000	$ 1,070,000
Sales of marketable equity securities	0	(430,000)	(1,467,000)	$ (29,000)
Unrealized gains on marketable equity securities	0	95,000	(866,000)	659,000
Ending Equity Securities				1,070,000
Marketable Securities [Member]
Schedule Of Additional Information About Marketable Securities [Line Items]
Beginning Equity Securities	$ 0	$ 1,070,000	1,070,000	428,000
Sales of marketable equity securities			(1,467,000)	(29,000)
Realized gains on marketable equity securities			1,263,000	12,000
Unrealized gains on marketable equity securities			(866,000)	659,000
Ending Equity Securities			$ 0	$ 1,070,000